SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
February 13, 2011
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  78
Form 13F Information Table Value Total:  $149,827,675


List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Am. Water Works               COM               030420103   665     20860   SH       SOLE                  7400             13460
 American Tower Corp.          CL A              029912201   4456    74260   SH       SOLE                  28770            45490
 Ametek Inc                    COM               031100100   1103    26210   SH       SOLE                  11320            14890
 Ansys                         COM               03662Q105   5446    95070   SH       SOLE                  29600            65470
 Atlantic Power Corp           COM               04878Q863   1864    130333  SH       SOLE                  43712            86621
 Balchem                       COM               057665200   2186    53911   SH       SOLE                  14320            39591
 Becton Dickinson & Co.        COM               075887109   266     3560    SH       SOLE                  1450             2110
 BP PLC                        ADR               055622104   239     5600    SH       SOLE                  5600             0
 Brookfld Infrstr. Prtnrs      LP INT UNIT        G16252101  1365    49265   SH       SOLE                  19600            29665
 Carbo Ceramics                COM               140781105   3477    28190   SH       SOLE                  9910             18280
 Cardtronics Inc               COM                14161H108  542     20020   SH       SOLE                  9500             10520
 Catalyst Health Solns         COM                14888B103  554     10650   SH       SOLE                  2250             8400
 Celgene                       COM               151020104   568     8400    SH       SOLE                  5200             3200
 Centerpoint Energy            COM                15189T107  243     12100   SH       SOLE                  2500             9600
 CIRCOR Int'l                  COM                17273K109  562     15910   SH       SOLE                  10680            5230
 Clean Harbors                 COM               184496107   3411    53520   SH       SOLE                  30000            23520
 Core Laboratories             COM                N22717107  2880    25270   SH       SOLE                  9850             15420
 Coresite Realty               COM                21870Q105  1341    75250   SH       SOLE                  10180            65070
 Costco                        COM                22160K105  1880    22560   SH       SOLE                  15030            7530
 Digital Globe                 COM                25389M877  351     20520   SH       SOLE                  3120             17400
 Digital Realty                COM               253868103   6282    94225   SH       SOLE                  36605            57620
 Duke Energy                   COM                26441C105  220     10000   SH       SOLE                  8000             2000
 El Paso Pipeline              LP INT UNIT       283702108   834     24080   SH       SOLE                  8970             15110
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   210     4520    SH       SOLE                  2200             2320
 Entertainment Prprts          COM                29380T105  1394    31890   SH       SOLE                  6830             25060
 EOG Resources                 COM                26875P101  2018    20490   SH       SOLE                  8630             11860
 EQT Corp.                     COM                26884L109  5747    104890  SH       SOLE                  35680            69210
 Esterline Technologies        COM               297425100   5273    94210   SH       SOLE                  26200            68010
 Exxon Mobil                   COM                30231G102  234     2759    SH       SOLE                  1056             1703
 Financial Engines             COM               317485100   422     18880   SH       SOLE                  6000             12880
 FLIR Systems                  COM               302445101   858     34230   SH       SOLE                  22450            11780
 Gov't Prpty Incm Trst         COM                38376A103  1117    49550   SH       SOLE                  21220            28330
 Haynes International          COM               420877201   1614    29560   SH       SOLE                  5950             23610
 HCP Inc.                      COM                40414L109  977     23580   SH       SOLE                  4250             19330
 Health Care REIT              COM                42217K106  1487    27270   SH       SOLE                  11500            15770
 Helmerich & Payne             COM               423452101   1152    19745   SH       SOLE                  7330             12415
 HFF Inc.                      CL A               40418F108  1210    117169  SH       SOLE                  117169           0
 Holly Energy Prtnrs           LP INT UNIT       435763107   2581    47987   SH       SOLE                  20097            27890
 IDEXX Labs.                   COM                45168D104  3483    45255   SH       SOLE                  9910             35345
 II-VI                         COM               902104108   744     40500   SH       SOLE                  16160            24340
 Illumina Inc                  COM               452327109   572     18755   SH       SOLE                  6830             11925
 Intuitive Surgical            COM                46120E602  3537    7639    SH       SOLE                  3880             3759
 IsoRay Inc.                   COM                46489V104  9       14000   SH       SOLE                  0                14000
 ITC Holdings                  COM               465685105   3447    45430   SH       SOLE                  19000            26430
 JPM Alerian MLP               COM                46625H365  2633    67560   SH       SOLE                  28280            39280
 Kane Andrsn Midstrm           COM               48661E108   1102    44200   SH       SOLE                  22700            21500
 Liquidity Services            COM                53635B107  1493    40450   SH       SOLE                  20500            19950
 LKQ Corp.                     COM               501889208   3210    106730  SH       SOLE                  34170            72560
 Luminex Corp.                 COM               55027E102   1609    75808   SH       SOLE                  35050            40758
 Main Street Capital           COM                56035L104  599     28200   SH       SOLE                  28200            0
 McDonald's                    COM                580135101  334     3330    SH       SOLE                  500              2830
 Mid-Am. Apt. Cmnty's          COM                59522J103  1031    16490   SH       SOLE                  5580             10910
 Monotype Imaging              COM                61022P100  1046    67100   SH       SOLE                  17900            49200
 National Instruments          COM               636518102   6031    232423  SH       SOLE                  62675            169748
 NextEra Energy                COM               302571104   2084    34235   SH       SOLE                  11205            23030
 NIC Inc.                      COM                62914B100  268     20100   SH       SOLE                  3000             17100
 Northwestern Corp.            COM               668074305   1454    40630   SH       SOLE                  11850            28780
 Oil States Int'l              COM               678026105   6113    80039   SH       SOLE                  27730            52309
 Pall Corp.                    COM               696429307   3694    64640   SH       SOLE                  19940            44700
 Plains All American PL        LP INT UNIT       726503105   7643    104062  SH       SOLE                  41337            62725
 Preformed Line Prdcts         COM               740444104   1791    30022   SH       SOLE                  5220             24802
 Questar                       COM               748356102   3456    174023  SH       SOLE                  59783            114240
 Rayonier Inc                  COM               754907103   1259    28210   SH       SOLE                  11525            16685
 Retail Opportunity            COM                76131N101  1994    168410  SH       SOLE                  47300            121110
 Rovi Corporation              COM               779376102   348     14165   SH       SOLE                  4200             9965
 Seadrill Ltd                  SHS                G7945E105  3554    107110  SH       SOLE                  30300            76810
 Simon Property                COM               828806109   454     3520    SH       SOLE                  940              2580
 Solera Holdings               COM                83421A104  1370    30760   SH       SOLE                  14680            16080
 South Jersey Industries       COM               838518108   1112    19569   SH       SOLE                  8708             10861
 Southern Company              COM               842587107   928     20040   SH       SOLE                  13130            6910
 St Jude Medical Inc           COM               790849103   1656    48275   SH       SOLE                  14035            34240
 Sun Communities               COM               866674104   271     7410    SH       SOLE                  750              6660
 SXC Health Solutions          COM                78505P100  1587    28090   SH       SOLE                  1820             26270
 Synovis Life Tech.            COM                87162G105  638     22940   SH       SOLE                  6400             16540
 Ventas                        COM                92276F100  669     12130   SH       SOLE                  6940             5190
 Verisk Analytics              CL A               92345Y106  2513    62620   SH       SOLE                  21750            40870
 World Fuel Services           COM               981475106   5250    125064  SH       SOLE                  40059            85005
 Xcel Energy                   COM                98389B100  1816    65690   SH       SOLE                  21750            43940






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